UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2009
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	 April 29, 2009
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	32
					---------------------
						100,223
					---------------------
					(thousands)


List of Other Included Managers:   NONE


NAME OF ISSUER			CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN PUT_CALL  INV_   VOTING AUTHORITY														 DISC	SOLE	NONE
1/100 Berkshire Htwy Cla        Com	84990175	260	300	SH 		SOLE	300	0
A T & T Inc New                 Com	00206R102      	6940	275400	SH 		SOLE	255117	20283
Abbott Laboratories             Com	2824100		6618	138752	SH 		SOLE	129048	9704
Accenture Ltd Cl A              Com	G1150G111      	6378	232026	SH 		SOLE	217494	14532
Amgen Incorporated              Com	31162100	2834	57235	SH 		SOLE	54405	2830
Bank Of New York Co New         Com	64058100	3675	130094	SH 		SOLE	121244	8850
Berkshire Hathaway Cl B         Com	84670207	3846	1364	SH 		SOLE	1364	0
Cabelas Inc                     Com	126804301	572	62825	SH 		SOLE	59975	2850
Chevron Corporation             Com	166764100	3338	49657	SH 		SOLE	46379	3278
Comcast Cp New Cl A Spl         Com	20030N200      	827	64260	SH 		SOLE	58190	6070
Covance Inc                     Com	222816100	356	10000	SH 		SOLE	10000	0
Disney Walt Co                  Com	254687106	4868	268062	SH 		SOLE	251609	16453
Ebay Inc                        Com	278642103	3387	269736	SH 		SOLE	252180	17556
Franklin Resources Inc          Com	354613101	2833	52600	SH 		SOLE	49175	3425
Goldman Sachs Group Inc         Com	38141G104      	1018	9605	SH 		SOLE	8840	765
Home Depot Inc                  Com	437076102	4936	209508	SH 		SOLE	194365	15143
M B I A Inc                     Com	55262C100      	350	76600	SH 		SOLE	67960	8640
Mc Donalds Corp                 Com	580135101	231	4240	SH 		SOLE	3575	665
Merck & Co Inc                  Com	589331107	8120	303573	SH 		SOLE	281926	21647
Microsoft Corp                  Com	594918104	9240	502996	SH 		SOLE	468771	34225
Mylan Laboratories Inc          Com	628530107	312	23305	SH 		SOLE	21910	1395
Nordstrom Inc                   Com	655664100	2956	176535	SH 		SOLE	163163	13372
Paccar Inc                      Com	693718108	1201	46643	SH 		SOLE	46643	0
Pfizer Incorporated             Com	717081103	3042	223395	SH 		SOLE	203734	19661
S P D R TRUST Unit SR           Com	78462F103      	318	4000	SH 		SOLE	4000	0
Smead Value Fd                  Com	89833W774      	665	51162.2	SH 		SOLE	50916.1	246.1
Starbucks Corp                  Com	855244109	5157	464262	SH 		SOLE	435774	28488
Toyota Motor Cp Adr Newf        Com	892331307	418	6605	SH 		SOLE	6500	105
Udr Inc                         Com	902653104	283	32976	SH 		SOLE	29481	3495
Verizon Communications          Com	92343V104      	6372	211006	SH 		SOLE	196260	14746
Walgreen Company                Com	931422109	1536	59205	SH 		SOLE	57070	2135
Wal-Mart Stores Inc             Com	931142103	7336	140816	SH 		SOLE	131299	9517
							100223

